RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group

The Group’s relationship with Xiaomi

Xiaomi is the Group’s strategic partner and shareholder.

18.	RELATED PARTY TRANSACTIONS (Continued)

The Group’s sales to Xiaomi are governed by a business cooperation agreement, pursuant to which Xiaomi is responsible for the distribution and sales of such products through their network and sales channels.

The Group also sells products through Xiaomi’s online e-commerce channel Xiaomiyoupin.com, and is charged of commissions pursuant to a commission sales agreement.

Transaction with Xiaomi

Business cooperation agreement

The current business corporation agreement entered into in 2023 with Xiaomi governs all the Group’s sales to Xiaomi. It will expire in March 2025.

Under the business cooperation agreement, (i) certain products sold to Xiaomi are exclusively designed for and can only be sold to Xiaomi, (ii) Xiaomi shall purchase these products at a price that covers all of the Group’s costs of raw materials, outsourcing manufacture, models, logistics and paid intellectual property licensing fees, in connection with the manufacture and delivery of these products, and (iii) Xiaomi and the Group shall share gross profits, derived from sales of these products, the retail prices of which were set by Xiaomi and the Group together.

Youpin commission sales agreement

The Group has entered into a commission sales agreement with Xiaomi for the sale of the Group’s own branded products on an E-platform operated by Xiaomi, namely Youpin. The commission sales agreement expired on December 31, 2021. The agreement has been renewed in 2022 and it has become non-fixed-term agreement since then. Furthermore, this agreement may be terminated by Xiaomi with 30 days’ written notice.

Under the commission sales agreement, the Group shall pay a service fee, calculated as certain portion of the sales price excluding customers’ refunds or as otherwise agreed by the parties with respect to specific product lines, as well as a deposit to Xiaomi. The retail prices of the Group’s products on Youpin’s platform shall be no higher than the sales price from any other e-commerce merchants or the Group’s official offline sales channel, including in the event of sales or promotion. Refer to Note 18 (5) to the consolidated financial statements for the commission expenses charged by Youpin for the years ended December 31, 2021, 2022 and 2023.

18.	RELATED PARTY TRANSACTIONS (Continued)
(1)	Amount due from/to related parties

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	360,497	324,223

Other receivables from related parties:
Sales receivable from Xiaomi(b)	24,802	—
Other receivables from Xiaomi	219	218
Others	—	6
Total	25,021	224

Amounts due to related parties:
Purchase and other payable to Xiaomi(a)	7,245	8,216
Research and development expenses payable to Xiaomi	221	249
Selling and marketing expenses payable to Xiaomi(c)	4,082	10,003
Total	11,548	18,468

(2)	Purchase from related parties

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi(a)	33,767	30,941	26,341

(3)	Revenue from a related party

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi(a)	2,295,569	1,403,354	1,317,314

(4)	Research and development expenses

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Xiaomi(a)	3,484	2,791	716

18.	RELATED PARTY TRANSACTIONS (Continued)
(5)	Selling and marketing expenses

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	82,617	32,795	31,389
Other expenses charged by Xiaomi(b)	24,312	8,789	3,757
Total	106,929	41,584	35,146
(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
(c)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group customer service fees.